Defined benefit plans (Detail 6) $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr
Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr		14.5	15.1
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		$ 1,153	$ 1,149
Benefits expected to be paid between 1 and 3 years		2,356	2,294
Benefits expected to be paid between 3 and 6 years		3,554	3,455
Benefits expected to be paid between 6 and 11 years		5,643	5,564
Benefits expected to be paid between 11 and 16 years		5,142	5,109
Benefits expected to be paid in more than 16 years		$ 16,792	$ 17,190
UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr		19.5	20
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		$ 82	$ 83
Benefits expected to be paid between 1 and 3 years		187	182
Benefits expected to be paid between 3 and 6 years		345	337
Benefits expected to be paid between 6 and 11 years		701	717
Benefits expected to be paid between 11 and 16 years		770	806
Benefits expected to be paid in more than 16 years		$ 3,927	$ 4,325
US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr	[1]	9.8	10.6
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	[1]	$ 108	$ 108
Benefits expected to be paid between 1 and 3 years	[1]	216	217
Benefits expected to be paid between 3 and 6 years	[1]	336	330
Benefits expected to be paid between 6 and 11 years	[1]	566	572
Benefits expected to be paid between 11 and 16 years	[1]	494	514
Benefits expected to be paid in more than 16 years	[1]	$ 798	$ 887
UBS AG | Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr		14.5	15.1
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		$ 704	$ 707
Benefits expected to be paid between 1 and 3 years		1,439	1,425
Benefits expected to be paid between 3 and 6 years		2,170	2,139
Benefits expected to be paid between 6 and 11 years		3,446	3,412
Benefits expected to be paid between 11 and 16 years		3,140	3,170
Benefits expected to be paid in more than 16 years		$ 10,253	$ 10,723
UBS AG | UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr		19.5	20
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		$ 82	$ 83
Benefits expected to be paid between 1 and 3 years		187	182
Benefits expected to be paid between 3 and 6 years		345	337
Benefits expected to be paid between 6 and 11 years		701	717
Benefits expected to be paid between 11 and 16 years		770	806
Benefits expected to be paid in more than 16 years		$ 3,927	$ 4,325
UBS AG | US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr	[1]	9.8	10.6
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	[1]	$ 108	$ 108
Benefits expected to be paid between 1 and 3 years	[1]	216	217
Benefits expected to be paid between 3 and 6 years	[1]	336	330
Benefits expected to be paid between 6 and 11 years	[1]	566	572
Benefits expected to be paid between 11 and 16 years	[1]	494	514
Benefits expected to be paid in more than 16 years	[1]	$ 798	$ 887

[1]	The duration of the defined benefit obligation represents a weighted average across US and German plans.